Intangible Assets, Net	12 Months Ended
Oct. 31, 2025
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET

NOTE 9 — INTANGIBLE ASSETS, NET

Intangible assets, net comprised of the following:

	October 31, 2025	October 31, 2024
At cost:
Trademark	253	253
Software	9,836	9,834
	10,089	10,087
Less: Accumulated depreciation	(3,450)	(2,466)
Total, net	6,639	7,621

Amortization expenses was $970 and $974 for the years ended October 31, 2025 and 2024, respectively.

	For the years ending October 31,
	2026	2027	2028	2029	2030	thereafter
Amortization expenses	984	984	984	984	984	1719